Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Risk Management [Abstract]
Capital risk management

Details of the Company’s capital management accounts as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Total borrowings and debt securities	￦	67,876,541	69,724,581
Cash and cash equivalents		1,810,129	2,029,584

Net borrowings and debt securities		66,066,412	67,694,997

Total equity		68,889,649	70,666,846

Debt to equity ratio		95.90%	95.79%

Credit risk management

Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Cash and cash equivalents	￦	1,810,129	2,029,584
Financial assets at fair value through profit or loss(*1)		747,261	1,808,404
Derivative assets (trading)		165,204	110,764
Financial assets at amortized cost		13,609	14,422
Loans		738,707	790,162
Long-term/short-term financial instruments		1,960,227	2,062,103
Derivative assets (applying hedge accounting)		145,829	55,649
Trade and other receivables		9,703,749	9,780,039
Financial guarantee contracts(*2)		3,338,566	3,224,696

(*1)	Equity investments held by the Company are excluded.

(*2)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.

Sensitivity analysis of Defined benefit obligation

A sensitivity analysis of defined benefit obligation assuming a 1% increase and decrease movements in the actuarial valuation assumptions as of December 31, 2019 and 2020 are as follows:

			2019		2020
Type	Accounts		1% Increase	1% Decrease	1% Increase	1% Decrease
			In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	442,748	(386,147)	488,087	(425,708)
Discount rate	Increase (decrease) in defined benefit obligation		(402,099)	475,765	(443,527)	524,856

Changes of employee benefits assuming a 1% increase and decrease movements in discount rate on plan asset for the years ended December 31, 2019 and 2020 are ￦17,734 million and ￦20,960 million, respectively.

Changes in provisions due to movements in underlying assumptions

Changes in provisions due to movements in underlying assumptions as of December 31, 2019 and 2020 are as follows:

Type	Accounts	2019	2020
PCBs	Inflation rate	1.09%	1.06%
	Discount rate	1.97%	1.83%
Nuclear plants	Inflation rate	1.10%	1.07%
	Discount rate	2.43%	2.20%
Spent fuel	Inflation rate	2.93%	2.93%
	Discount rate	4.49%	4.49%

Sensitivity analysis of Provisions due to movements in underlying assumptions

A sensitivity analysis of provisions assuming a 0.1% increase and decrease movements in the underlying assumptions as of December 31, 2019 and 2020 are as follows:

			2019		2020
Type	Accounts		0.1% Increase	0.1% Decrease	0.1% Increase	0.1% Decrease
			In millions of won
Discount rate	PCBs	￦	(527)	530	(292)	293
	Nuclear plants		(316,184)	325,828	(326,926)	336,928
	Spent fuel		(51,607)	53,621	(51,558)	53,571
Inflation rate	PCBs		534	(532)	295	(294)
	Nuclear plants		346,082	(336,182)	357,676	(347,450)
	Spent fuel		54,396	(52,424)	54,345	(52,375)

Foreign currency risk

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2019 and 2020 are as follows:

	Assets		Liabilities
Type	2019	2020	2019	2020
	In thousands of foreign currencies
AED	57,403	39,678	40,061	31,594
AUD	143	133	1,036,785	707,538
BDT	85,547	93,442	635	—
BWP	1,437	890	—	—
EGP	—	—	—	948
CAD	86	247	3,112	1,840
CHF	—	—	500,753	500,406
CNY	—	—	26,140	—
CZK	—	—	243	2,033
EUR	208	310	111,199	121,069
GBP	—	—	191	43
HKD	—	—	1,648,815	1,651,839
IDR	376,136	342,496	219,801	555,241
INR	1,244,170	1,231,895	210,232	155,134
JOD	1,516	1,673	147	—
JPY	109,970	825,269	314,402	484,585
KZT	319	1,510	—	—
MGA	3,858,201	5,645,349	133,403	—
MMK	29,651	11,032	—	—
PHP	175,210	191,122	130,073	104,161
PKR	354,361	371,328	4,366	12,222
SAR	2,653	2,178	480	—
SEK	—	—	449,072	449,824
USD	1,227,054	1,445,522	9,963,928	12,234,563
UYU	58,781	78,265	8,213	1,585
VND	418,998	672,563	1,375	—
ZAR	450	303	6	—

Sensitivity analysis of Foreign currency risk

A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2019 and 2020 are as follows:

		2019		2020
Type		10% Increase	10% Decrease	10% Increase	10% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	(1,197,530)	1,197,530	(1,336,821)	1,336,821
Increase (decrease) of equity(*)		(1,197,530)	1,197,530	(1,336,821)	1,336,821

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Interest rate risk

The Company’s borrowings and debt securities with floating interest rates as of December 31, 2019 and 2020 are as follows:

Type		2019	2020
		In millions of won
Short-term borrowings	￦	—	171,518
Long-term borrowings		2,273,579	2,191,322
Debt securities		243,102	250,968

	￦	2,516,681	2,613,808

Sensitivity analysis of Interest rate risk

A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1% increase and decrease in interest rates, without consideration of hedge effect of related derivatives for the years ended December 31, 2019 and 2020 are as follows:

		2019		2020
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	(25,167)	25,167	(26,138)	26,138
Increase (decrease) of shareholder’s equity (*)		(25,167)	25,167	(26,138)	26,138

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Electricity rates risk

A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2019 and 2020 is as follows:

		2019		2020
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	559,390	(559,390)	557,310	(557,310)
Increase (decrease) of shareholder’s equity(*)		559,390	(559,390)	557,310	(557,310)

(*)	The effect on the equity excluding the impact of income taxes.

Details of maturities of non-derivative financial liabilities

		2019
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	10,660,737	10,997,510	27,881,873	30,859,669	80,399,789
Finance lease liabilities		686,445	617,449	1,717,434	2,735,681	5,757,009
Trade and other payables		6,014,054	382,809	971,469	1,176,697	8,545,029
Financial guarantee contracts(*)		937,091	302,186	32,314	2,066,975	3,338,566

	￦	18,298,327	12,299,954	30,603,090	36,839,022	98,040,393

		2020
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	12,413,346	10,919,041	24,778,020	34,215,888	82,326,295
Finance lease liabilities		614,442	569,161	1,564,377	2,461,557	5,209,537
Trade and other payables		5,679,856	373,907	894,903	1,167,171	8,115,837
Financial guarantee contracts (*)		926,244	348,860	26,230	1,923,362	3,224,696

	￦	19,633,888	12,210,969	27,263,530	39,767,978	98,876,365

(*)

This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2019 and 2020 are ￦81,357 million and ￦66,354 million, respectively.

The expected maturities for non-derivative financial assets

The expected maturities for non-derivative financial assets as of December 31, 2019 and 2020 in detail are as follows:

		2019
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total
		In millions of won
Cash and cash equivalents	￦	1,810,129	—	—	—	1,810,129
Financial assets at fair value through other comprehensive income		—	—	—	379,170	379,170
Financial assets at amortized cost		12,302	1,307	—	—	13,609
Loans		64,081	346,583	336,502	27,606	774,772
Long-term/short-term financial instruments		1,351,971	269,863	—	338,393	1,960,227
Financial assets at fair value through profit or loss		131,385	79	—	615,797	747,261
Trade and other receivables		7,703,746	980,951	818,431	207,979	9,711,107

	￦	11,073,614	1,598,783	1,154,933	1,568,945	15,396,275

		2020
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total
		In millions of won
Cash and cash equivalents	￦	2,029,584	—	—	—	2,029,584
Financial assets at fair value through other comprehensive income		—	—	—	358,559	358,559
Financial assets at amortized cost		13,149	1,265	8	—	14,422
Loans		78,805	385,571	325,212	31,506	821,094
Long-term/short-term financial instruments		1,483,482	252,349	386	325,886	2,062,103
Financial assets at fair value through profit or loss		1,196,101	—	2,690	682,591	1,881,382
Trade and other receivables		7,920,005	1,160,400	704,494	—	9,784,899

	￦	12,721,126	1,799,585	1,032,790	1,398,542	16,952,043

(*)	The maturities cannot be presently determined.

Derivative liabilities classified by maturity periods which from reporting date to maturity date of contracts

Derivative liabilities classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2019 and 2020 are as follows:

		2019
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	(3,017)	—	—	—	(3,017)
Gross settlement
—Trading		(15,011)	(8,295)	(39,654)	4,235	(58,725)
—Hedging		(59,846)	(21,466)	(1,914)	(33,588)	(116,814)

	￦	(77,874)	(29,761)	(41,568)	(29,353)	(178,556)

		2020
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		(12,777)	(22,827)	(118,704)	(4,380)	(158,688)
—Hedging		(37,858)	(39,528)	(75,450)	(55,208)	(208,044)

	￦	(50,635)	(62,355)	(194,154)	(59,588)	(366,732)

Derivative assets classified by maturity periods which from reporting date to maturity dates as per the contracts

Derivative assets classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2019 and 2020 are as follows:

		2019
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		21	43,931	72,386	56,315	172,653
—Hedging		27,597	47,222	71,010	—	145,829
—Others		—	—	—	2,634	2,634

	￦	27,618	91,153	143,396	58,949	321,116

		2020
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		18,332	1,529	45,237	52,163	117,261
—Hedging		11,191	—	41,206	3,252	55,649

	￦	29,523	1,529	86,443	55,415	172,910

Fair value and book value of financial assets and liabilities
Fair value and book value of financial assets and liabilities as of December 31, 2019 and 2020 are as follows:

		2019		2020
Type		Book value	Fair value	Book value	Fair value
		In millions of won
Assets recognized at fair value
Financial assets at fair value through other comprehensive income	￦	379,170	379,170	358,559	358,559
Derivative assets (trading)		165,204	165,204	110,764	110,764
Derivative assets (applying hedge accounting)		145,829	145,829	55,649	55,649
Financial assets at fair value through profit or loss		747,261	747,261	1,881,382	1,881,382

	￦	1,437,464	1,437,464	2,406,354	2,406,354

Assets carried at amortized cost
Financial assets at amortized cost	￦	13,609	13,609	14,422	14,422
Loans and receivables		738,707	738,707	790,162	790,162
Long-term financial instruments		608,256	608,256	578,621	578,621
Short-term financial instruments		1,351,971	1,351,971	1,483,482	1,483,482
Trade and other receivables		9,703,749	9,703,749	9,780,039	9,780,039
Cash and cash equivalents		1,810,129	1,810,129	2,029,584	2,029,584

	￦	14,226,421	14,226,421	14,676,310	14,676,310

Liabilities recognized at fair value
Derivative liabilities (trading)	￦	53,147	53,147	157,926	157,926
Derivative liabilities (applying hedge accounting)		116,813	116,813	207,193	207,193

	￦	169,960	169,960	365,119	365,119

Liabilities carried at amortized cost
Secured borrowings	￦	227,135	227,135	63,614	63,614
Unsecured bond		63,171,664	66,917,421	64,607,401	68,839,316
Lease liabilities		5,070,133	5,070,133	4,621,096	4,621,096
Unsecured borrowings		4,104,523	4,113,955	4,808,206	5,513,242
Trade and other payables (*)		8,545,029	8,545,029	8,115,837	8,115,837
Bank overdraft		373,219	373,219	245,360	245,360

	￦	81,491,703	85,246,892	82,461,514	87,398,465

(*)	Excludes lease liabilities.

Interest rates used for determining fair value

The discount rate used for calculating fair value as of December 31, 2019 and 2020 are as follows:

Type	2019	2020
Derivatives	0.01% ~ 4.16%	(-) 0.73% ~ 3.08%
Borrowings and debt securities	0.17% ~ 3.90%	(-) 0.53% ~ 4.38%
Finance lease	1.38% ~ 10.83%	0.57% ~ 16.60%

Fair value hierarchy

Fair values of financial instruments by hierarchy level as of December 31, 2019 and 2020 are as follows:

		2019
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	201,202	—	177,968	379,170
Derivative assets		—	308,399	2,634	311,033
Financial assets at fair value through profit or loss		—	742,105	5,156	747,261

	￦	201,202	1,050,504	185,758	1,437,464

Financial liabilities at fair value
Derivative liabilities	￦	—	169,960	—	169,960

		2020
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	194,670	—	163,889	358,559
Derivative assets		—	166,413	—	166,413
Financial assets at fair value through profit or loss		—	1,875,690	5,692	1,881,382

	￦	194,670	2,042,103	169,581	2,406,354

Financial liabilities at fair value
Derivative liabilities	￦	—	365,119	—	365,119

Changes of financial assets and liabilities which are classified as level 3

Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2019 and 2020 are as follows:

		2019
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	5,052	40	—	64	—	—	5,156
Financial assets at fair value through other comprehensive income
Unlisted securities		189,439	1,876	—	3,715	(19,315)	2,253	177,968

		2020
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	5,156	359	—	623	(446)	—	5,692
Financial assets at fair value through other comprehensive income
Unlisted securities		177,968	2,900	—	(23,128)	(1)	6,150	163,889